Nature Of Operations And Summary Of Significant Accounting Policies (Narrative) (Detail)	3 Months Ended	12 Months Ended
	Sep. 24, 2014 USD ($)	Jun. 24, 2015 USD ($) Location restaurant Country $ / shares shares	Jun. 25, 2014 USD ($) $ / shares shares	Jun. 26, 2013 USD ($) $ / shares shares
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of Restaurants | restaurant		1,629
Number of countries in which entity operates | Country		29
Number of territories in which entity operates | Location		2
Quantifying Immaterial Error in Prior Period			$ 4,000,000	$ 3,600,000
Advertising expense, net of franchisee contribution		$ 94,300,000	92,200,000	82,800,000
Stock-based compensation expense from continuing operations		15,000,000	16,900,000	16,600,000
Tax benefit related to stock-based compensation expense		$ 5,500,000	$ 6,900,000	$ 6,600,000
Weighted average fair values of option grants | $ / shares		$ 11.72	$ 14.75	$ 12.94
Number of preferred stock the Board of Directors is authorized to issue | shares		1,000,000
Preferred stock, par value | $ / shares		$ 1
Preferred stock, shares issued | shares		0
Increase in share repurchase program	$ 350,000,000
Stock repurchase program, total authorization of shares to be repurchased		$ 3,935,000,000
Stock repurchase during period, shares | shares		5,400,000
Stock repurchased during period, value		$ 306,300,000
Remaining authorized share purchases, amount		361,000,000
Proceeds from issuances of treasury stock		16,259,000	$ 29,295,000	$ 41,190,000
Payments of dividends		70,832,000	63,395,000	$ 56,343,000
Dividends Payable, Current		$ 16,961,000	$ 15,625,000
Dividends per share declared but not paid | $ / shares		$ 0.28
Stock options and restricted share awards outstanding excluded from dilutive earnings per share | shares		119,000	113,000	193,000
Minimum [Member] | Buildings And Leasehold Improvements [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Estimated useful lives		5 years
Minimum [Member] | Furniture And Equipment [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Estimated useful lives		3 years
Maximum [Member] | Buildings And Leasehold Improvements [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Estimated useful lives		20 years
Maximum [Member] | Furniture And Equipment [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Estimated useful lives		10 years
Employee Stock Option [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Exercised, Number of Options | shares		(765,000)
Common Stock [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Dividends Payable, Current		$ 17,000,000